Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Cash and cash equivalents at beginning of year	$ 477,239	$ 477,696
Cash flows from operating activities:
Net income	64,235	89,516
Adjustments to reconcile net income to cash flows from operating activities:
Depreciation and amortization	27,809	25,244
Write-offs associated with restructuring and other	3,000	0
Stock-based compensation	3,402	2,513
Excess tax benefits realized from stock-based compensation arrangements	(586)	(1,901)
Equity in net income of unconsolidated investments (net of tax)	(8,901)	(10,261)
Dividends received from unconsolidated investments and nonmarketable securities	3,085	559
Pension and postretirement expense	16,669	1,582
Pension and postretirement contributions	(2,540)	(1,741)
Unrealized gain on investments in marketable securities	(635)	(1,037)
Increase (Decrease) in Deferred Income Taxes	4,139	6,506
Working capital changes	39,826	(12,641)
Other, net	(330)	311
Net cash provided by operating activities	149,173	98,650
Cash flows from investing activities:
Capital expenditures	(23,667)	(55,335)
Sales of marketable securities, net	2,151	821
Net cash used in investing activities	(21,516)	(54,514)
Cash flows from financing activities:
Repayments of long-term debt	(101)	(3,604)
Other borrowings (repayments), net	(8,434)	0
Dividends paid to shareholders	(19,582)	(17,808)
Repurchases of common stock	(50,000)	(60,798)
Proceeds from exercise of stock options	1,255	1,720
Excess tax benefits realized from stock-based compensation arrangements	586	1,901
Withholding taxes paid on stock-based compensation award distributions	(2,968)	(5,443)
Debt financing costs	(1,370)	0
Net cash used in financing activities	(80,614)	(84,032)
Net effect of foreign exchange on cash and cash equivalents	(239)	(2,896)
Increase (decrease) in cash and cash equivalents	46,804	(42,792)
Cash and cash equivalents at end of period	$ 524,043	$ 434,904